INCOME TAX AND SOCIAL CONTRIBUTION - Reconciliation of expense with income tax and social contributions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of expense with income tax and social contribution
Operating income (loss) before taxes	R$ (6,979,950)	R$ 10,620,783	R$ 1,396,363
IRPJ and CSLL calculated at nominal rates	2,373,183	(3,611,067)	(474,763)
Effects of additions and deletions
Equity Method	630,353	10,168	515,523
Dividends / interest on equity (IOE)	621,084	0	0
Tax loss offset	14,486	97,002	0
Tax incentives - impacts of deferral	211,031	402,828	290,574
Unrecognized / reversed deferred taxes	(3,173,560)	(623,082)	93,800
Deferral tax	254,875	656,515	(663,640)
Other permanent additions and exclusions	117,450	203,890	893,556
Total (debit)/credit of IRPJ and CSLL of transactions	R$ 1,048,902	R$ (2,863,746)	R$ 655,050
Effective tax rate (%) of transactions	0.00%	26.96%	0.00%
Constitution/reversal of tax credits	R$ 12,490,705	R$ 2,623,716	R$ 2,343,448
Total (debit)/credit of IRPJ and CSLL	R$ 13,539,607	R$ (240,030)	R$ 2,998,498